Stock-Based Compensation - Summary of Valuation Assumptions (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 4 months	4 years 4 months	4 years 4 months
Expected volatility	49.00%	49.00%	49.00%
Risk-free interest rate	1.20%	1.20%	1.20%
Expected dividends	0.00%	0.00%	0.00%
Weighted-average grant date fair value per share (in dollars per share)	$ 4.43	$ 4.43	$ 4.43
Expected term (in years)	1 year 1 month 15 days	2 years 1 month 15 days
Expected volatility	36.70%	28.20%
Risk-free interest rate	0.90%	1.10%
Expected dividends	0.00%	0.00%
Weighted-average grant date fair value per share (in dollars per share)	$ 2.14	$ 3.21